CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Current assets:
Cash	$ 361,560	$ 125,166	$ 30,251
Prepaid license fee	20,417	55,418	0
Total current assets	381,977	180,584	30,251
Total assets	381,977	180,584	30,251
Current liabilities:
Accounts payable and accrued expenses	516,153	425,804	333,805
Accrued compensation	682,529	672,529	652,529
Accrued interest	368,908	366,149	677,857
Convertible notes payable to ASC Recap LLC	147,965	147,965	147,965
Convertible notes payable, net of discount of $0 and $396,033, as of December 31, 2021 and June 30, 2021, respectively	317,431	809,195	852,965
Derivative liabilities	128,036	184,381	438,553
Notes payable, net of discount of $0 and $18,252, as of December 31, 2021 and June 30, 2021, respectively	205,000	411,748	205,000
Due to officers	0	0	102,340
Total current liabilities	2,366,022	3,017,771	3,411,011
Stockholders' deficit:
Common stock, $0.0001 par value, 10,000,000,000 shares authorized: 3,681,071,235 shares issued and 3,620,071,235 outstanding at December 31, 2021, and 3,098,271,081 shares issued and 2,946,271,099 outstanding at June 30, 2021, respectively (See Note 7)	362,008	294,627	154,413
Additional paid in capital	52,109,948	48,217,903	44,441,085
Accumulated deficit	(54,471,321)	(51,365,037)	(47,991,578)
Total stockholders' deficit	(1,984,045)	(2,837,187)	(3,380,760)
Total liabilities and stockholders' deficit	381,977	180,584	30,251
Series A Convertible Preferred Stock [Member]
Stockholders' deficit:
Preferred stock value	13,992	13,992	13,992
Series B Convertible Preferred Stock [Member]
Stockholders' deficit:
Preferred stock value	1,328	1,328	1,328
Series A A Convertible Stocks [Member]
Stockholders' deficit:
Preferred stock value	$ 0	$ 0	$ 0